Related Party Transactions (Details) - Schedule of sales to related parties - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales to related parties
Total	$ 83,972	$ 1,940,811
Zhongrong Honghe Eco Construction Materials Co., Ltd [Member]
Sales to related parties
Total		56,767
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd. [Member]
Sales to related parties
Total		233,559
Hunyuan Rural Credit Cooperative Association [Member]
Sales to related parties
Total	83,972
Reto International Trading Co. Ltd. [Member]
Sales to related parties
Total		$ 1,139,440